Other non-current assets (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Other non-current assets [Abstract]
Employee benefit deposit	$ 33.4	$ 31.1
Long-term rent deposits	4.9	4.1
Long-term prepaid expenses	4.5	2.9
Other	1.2	0.7
Other non-current assets	44.0	38.8
Germany [Member]
Other non-current assets [Abstract]
Employee benefit deposit	16.4	15.4
Israel [Member]
Other non-current assets [Abstract]
Employee benefit deposit	11.9	10.2
Italy [Member]
Other non-current assets [Abstract]
Employee benefit deposit	2.4	2.7
Netherlands [Member]
Other non-current assets [Abstract]
Employee benefit deposit	$ 2.7	$ 2.8